INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 59.3	$ 71.5
Capital losses (no expiry)	119.4	120.2
Operating losses	135.2	101.2
Deferred tax assets have not been recognized	$ 313.9	$ 292.9